Disclosure of detailed information about warrants outstanding (Details)	12 Months Ended
Dec. 31, 2017 USD ($) mo
Statement [Line Items]
Opening Balance	875,000
Granted during period	2,750,000
Exercised	0
Expired	0
Closing Balance	3,625,000
Granted 29/06/2016 [Member]
Statement [Line Items]
Opening Balance	875,000
Granted during period	0
Exercised	0
Expired	0
Closing Balance	875,000
Exercise Price | $	$ 0.18
Exercise period (months)	24
Remaining contractual life (months)	6
Granted 03/02/2017 [Member]
Statement [Line Items]
Opening Balance	0
Granted during period	2,000,000
Exercised	0
Expired	0
Closing Balance	2,000,000
Exercise Price | $	$ 0.18
Exercise period (months)	24
Remaining contractual life (months)	13
Granted 28/02/2017 [Member]
Statement [Line Items]
Opening Balance	0
Granted during period	750,000
Exercised	0
Expired	0
Closing Balance	750,000
Exercise Price | $	$ 0.18
Exercise period (months)	24
Remaining contractual life (months)	14